Financial instruments and risk management (Details Narrative)	May 31, 2022	Aug. 31, 2021
One Customer [Member]
IfrsStatementLineItems [Line Items]
[custom:RevenueCreditRiskPercent-0]	70.00%	60.00%
One Customer [Member] | Accounts Receivables [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.10
One Customer [Member] | Accounts And Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.16	0.13